SUBSEQUENT EVENTS (Tables)	12 Months Ended
Dec. 31, 2025
Subsequent Events [Abstract]
SCHEDULE OF COMMERCIAL PROPERTIES

Future minimum base rent for the Years Ended December 31,	Commercial Properties	Model Homes	Total

2026	$9,346,275	$2,097,845	$11,444,120
2027	6,844,085	298,038	7,142,123
2028	5,136,062	—	5,136,062
2029	3,745,388	—	3,745,388
2030	2,859,924	—	2,859,924

Total	$27,931,734	$2,395,883	$30,327,617

SCHEDULE OF INCOME TAX

The provision (benefit) for income taxes related to our TRS entities consists of the following for the years ended December 31, 2025 and 2024:

	December 31, 2025	December 31, 2024
Current income tax expense (benefit)
Federal	$(25,778)	$(17,835)
State	31,068	30,572
Total current income tax expense (benefit)	5,290	12,737

Deferred income tax expense
Federal	424,119	40,279
State	33,761	7,839
Total deferred income tax expense	457,880	48,118

Total income tax (benefit) expense	$463,170	$60,855

SCHEDULE OF EFFECTIVE INCOME TAX RATE RECONCILIATION

Income tax provision differed from the amount computed by applying the U.S. federal income tax rate of 21% to income (loss) before taxes, as follows:

	December 31, 2025		December 31, 2024

Taxes at federal statutory rate	$4,979	21.0%	$103,369	21.0%
State and local income tax, net of federal income tax effect	3,797	16.0%	—	0.0%
Re-rate of state deferreds	21,383	90.2%	48,564	9.9%
REIT minimum state and local income tax	20,468	86.3%	—	0.0%
Other - Other investment write off	382,622	1613.8%	—	0.0%
Other - True-up adjustments	7,115	30.0%	—	0.0%
Other - Partnership basis true-up	22,806	96.2%	(91,078)	-18.5%

Total income tax expense	$463,170	1954%	$60,855	12.4%

SCHEDULE OF DEFERRED TAX ASSETS AND LIABILITIES

The tax effects of temporary differences which give rise to significant portions of deferred tax assets are as follows as of December 31:

	For The Years Ended
	2025	2024
Deferred Tax Assets
Deferred Revenue	$1,398	$—
State Taxes	—	8
Fixed Asset	145,680	243,662
Basis difference in investments	9,027	54,974
Net operating loss	68,952	—
Total deferred tax asset	225,057	298,644

Deferred Tax Liabilities
State Taxes	(912)	—
Prepaids	(757)	—
Net deferred tax assets	223,388	298,644

Net deferred tax assets (liability)	$223,388	$298,644

SCHEDULE OF INCOME TAXES PAID
Cash Taxes Paid (net of refunds)

FEDERAL	$29,009
STATE
AL	4,000
CA	20,452
TX	20,659
WI	3,581
OTHER	1,147
TOTAL	$78,848